Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Sarcos Corp and Subsidiaries
Short Term Debt [Line Items]
Notes Payable

4. Notes Payable

Paycheck Protection Program Loan

In April 2020, the Company received an unsecured loan in the principal amount of $2,394 under the Paycheck Protection Program (the “PPP”) administered by the U.S. Small Business Administration, or the SBA, pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), or the PPP loan. The PPP loan provides for an interest rate of 1.00% per year and matures two years from the commencement date. The terms of the PPP Loan were subsequently revised in accordance with the provisions of the Paycheck Protection Flexibility Act of 2020, or the PPP Flexibility Act, which was enacted on June 5, 2020. The PPP Loan is subject to forgiveness under the PPP to the extent proceeds of the loan are used for eligible expenditures. The PPP loan may be used for payroll costs, costs related to certain group health care benefits and insurance premiums, rent payments, utility payments, mortgage interest payments and interest payments on any other debt obligation that were incurred before February 15, 2020. On June 11, 2021 the first PPP loan granted of $2,394 was forgiven.

On March 3, 2021, the Company was granted a Second Draw PPP Loan of $2,000 based on qualified spending, decreased quarterly revenue, and other factors. Second Draw PPP Loans are eligible for forgiveness based on qualified spending during an 8-to-24 month covered period, assuming employee and compensation levels are maintained.  Loan payments are deferred for at least 10 months after the end of the covered period.  If not forgiven, Second Draw PPP Loans have a maturity of five years and a 1% interest rate.

Under the terms of the CARES Act and the PPP Flexibility Act, the Company may apply for and be granted forgiveness for all or a portion of loan granted under the PPP Flexibility Act, with such forgiveness to be determined, subject to limitations (including where employees of the Company have been terminated and not re-hired by a certain date), based on the use of the loan proceeds for payment of payroll costs and any payments of mortgage interest, rent, and utilities. The terms of any forgiveness may also be subject to further requirements in regulations and guidelines adopted by the SBA. While the Company currently believes that the use of the PPP loan proceeds will meet the conditions for forgiveness under the PPP Flexibility Act, no assurance is provided that the Company will obtain whole or partial forgiveness of the loans.

Notes payable consisted of the following:

	June 30,	December 31,
	2021	2020
First PPP Loan	$—	$2,394
Second PPP Loan	2,000	—
Total Notes payable	2,000	2,394
Less: Notes payable, current portion	—	1,328
Notes payable, net of current portion	$2,000	$1,066

As of June 30, 2021, the scheduled principal payments of the Company's PPP loan, shown if the loan is not forgiven, were as follows:

2021 (Remaining)	$—
2022	241
2023	535
2024	541
2025	546
2026	137
Total	$2,000

4. Notes Payable

Paycheck Protection Program Loan

In April 2020, the Company received an unsecured loan in the principal amount of $2,394 under the Paycheck Protection Program (the “PPP”) administered by the U.S. Small Business Administration, or the SBA, pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), or the PPP loan. The PPP loan provides for an interest rate of 1.00 % per year and matures two years from the commencement date. The terms of the PPP Loan were subsequently revised in accordance with the provisions of the Paycheck Protection Flexibility Act of 2020, or the PPP Flexibility Act, which was enacted on June 5, 2020. The PPP Loan is subject to forgiveness under the PPP to the extent proceeds of the loan are used for eligible expenditures. The PPP loan may be used for payroll costs, costs related to certain group health care benefits and insurance premiums, rent payments, utility payments, mortgage interest payments and interest payments on any other debt obligation that were incurred before February 15, 2020.

Under the terms of the CARES Act and the PPP Flexibility Act, the Company may apply for and be granted forgiveness for all or a portion of loan granted under the PPP loan, with such forgiveness to be determined, subject to limitations (including where employees of the Company have been terminated and not re-hired by a certain date), based on the use of the loan proceeds for payment of payroll costs and any payments of mortgage interest, rent, and utilities. The terms of any forgiveness may also be subject to further requirements in regulations and guidelines adopted by the SBA. While the Company currently believes that the use of the PPP loan proceeds will meet the conditions for forgiveness under the PPP, no assurance is provided that the Company will obtain whole or partial forgiveness of the loan.

As of December 31, 2020, the Company has accrued $17 of interest expense.

The follow table presents the scheduled principal payments of the Company's PPP loan note payable as of December 31, 2020, shown if the loan is not forgiven:

Period	Amount
Current portion	$1,328
Long-term portion (all due in 2022)	1,066
Note payable	$2,394